Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Other assets (Tables) [Abstract]
Other assets

29.  Other assets

	R$ thousand
	On December 31
	2019	2018
Financial assets (4) (5)	56,101,781	43,893,309
Foreign exchange transactions (1)	30,952,382	20,179,828
Debtors for guarantee deposits (2)	18,695,102	18,729,321
Securities trading	4,659,791	2,582,663
Trade and credit receivables	164,467	664,274
Receivables	1,630,039	1,737,223
Other assets	7,441,888	7,372,866
Deferred acquisition cost (insurance) - Note 34e	983,999	925,884
Other debtors	3,218,639	2,728,746
Prepaid expenses	847,197	741,087
Interbank and interdepartmental accounts	467,540	1,427,359
Other (3)	1,924,513	1,549,790
Total	63,543,669	51,266,175

(1) Mainly refers to purchases in foreign currency made by the institution on behalf of customers and rights in the institution's domestic currency, resulting from exchange sale operations;

(2) Refers to deposits resulting from legal or contractual requirements, including guarantees provided in cash, such as those made for the filing of appeals in departments or courts and those made to guarantee services of any nature;

(3) Includes basically trade and credit receivables, material supplies, other advances and payments to be reimbursed;

(4) Financial assets are recorded at amortized cost; and

(5) In 2019, there were no losses for impairment of other financial assets.